Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Research & Development Expenses	$ 361,809	$ 753,784	$ 3,216,933	$ 3,291,417
General & Administrative	268,423	294,247	1,120,560	1,153,672
Licensing			5,154	1,210
Loss from Operations	(630,232)	(1,048,031)	(4,342,647)	(4,446,299)
OTHER INCOME/EXPENSE
Interest Income			2
Interest Expense	(828,760)	(798,938)	(3,448,939)	(1,808,386)
Total Other Expense	(828,760)	(798,938)	(3,448,937)	(1,808,386)
NET LOSS	(1,458,992)	(1,846,969)	(7,791,584)	(6,254,685)
Cumulative Series A Preferred Stock Dividend Requirement	(31,250)	(31,250)	(125,000)	(125,000)
NET LOSS available to common shareholders	$ (1,490,242)	$ (1,878,219)	$ (7,916,584)	$ (6,379,685)
Basic Weighted Average Common Shares Outstanding (in Shares)	5,991,041	5,340,000
Basic Loss per Common Share (in Dollars per share)	$ (0.25)	$ (0.35)
Class A
OTHER INCOME/EXPENSE
Basic Weighted Average Common Shares Outstanding (in Shares)			5,340,000	4,990,000
Basic Loss per Common Share (in Dollars per share)			$ (1.48)	$ (1.28)